Short-Term Bank Deposits (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
U.S. dollars [Member]
Interest rate (%)	2.90%
Deposit amount	$ 4,000
Maturity date	Jul. 10, 2019
U.S. dollars One [Member]
Interest rate (%)	3.08%
Deposit amount	$ 11,018
Maturity date	Aug. 08, 2019
U.S. dollars Two [Member]
Interest rate (%)	2.55%
Deposit amount	$ 1,800
Maturity date	Sep. 12, 2019
U.S. dollars Three [Member]
Interest rate (%)	3.27%
Deposit amount	$ 30,000
Maturity date	Feb. 06, 2020